TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Current year	$ 1,562	$ 2,046	$ 928
Prior years	332	(68)	835
Deferred income taxes	7	(2,733)	(3,656)
Domestic	800	648	1,471
Foreign	1,101	(1,403)	(3,364)
Income tax expense (benefit)	$ 1,901	$ (755)	$ (1,893)